Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash dividends declared on Common Shares (in dollars per share)	$ 0.82	$ 0.82	$ 0.82
Series D Preferred Stock
Cash dividends declared on Preferred Stock (in dollars per share)	50.00	50.00	50.00
Series E Preferred Stock
Cash dividends declared on Preferred Stock (in dollars per share)	1.531252	1.531252	1.531252
Series F Preferred Stock
Cash dividends declared on Preferred Stock (in dollars per share)	1.4125	1.4125	1.4125
Series G Preferred Stock
Cash dividends declared on Preferred Stock (in dollars per share)	1.406252	1.406252	1.406252
Series H Preferred Stock
Cash dividends declared on Preferred Stock (in dollars per share)	$ 1.55	$ 1.55	$ 1.55